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AMERICAN GROWTH FUND, INC.
ANNUAL REPORT
For the year ended July 31, 2003
-1-
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Dear Shareholder:


During the fiscal year ended July 31, 2003, the American Growth Fund posted very impressive performance, as it was up in excess of 22% for the year. After several years in a major decline the stock market, in general, rebounded, particularly the technology sector.

Now is still a good time to invest in American Growth Fund as I anticipate further upward trends in the stock market.

The portfolio of the Fund at July 31, 2003, consisted of twenty one equity positions in twelve different industries and a cash position in a government money market fund. These holdings position the Fund to participate in the anticipated future upward movement of the stock market.

We here at American Growth Fund wish you A Good Future.






Sincerely,


/s/ Robert Brody
Robert Brody
President
-2-
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How American Growth Fund Inc. Has Its Shareholders Money Invested




STATEMENT OF INVESTMENTS
July 31, 2003
                                                                      Market
Description of Security                             Shares            Value

                          COMMON STOCKS 93.85%

                      Biotechnology Industry 23.86%
Amgen Inc.*.........................................76,000      $ 5,288,080
     (Utilizes biotechnology to develop human pharmaceutical products.)
Biogen Inc.*........................................45,000        1,728,900
     (A leading biotechnology company.)

                                                                  7,016,980

                 Computer & Peripherals Industry 23.62%
Hewlett Packard Company............................217,977        4,614,573
     (A designer and manufacturer of precision electronic products.)
Cisco Systems*......................................80,000        1,561,600
     (The leading supplier of high-performance inter-networking products.)
EMC Corp.*..........................................70,000          744,800
     (Designs, manufactures, markets, and supports high performance storage products for selected mainframe and open computing systems.)
McDATA Corp. Class A*................................2,576           27,847
     (The worldwide leader in open storage networking solutions.)

                                                                  6,948,820

                      Semiconductor Industry 18.71%
Intel Corp.........................................120,000        2,994,000
     (A leading manufacturer of integrated circuits.)
Motorola Inc.......................................105,000          949,200
     (A leading manufacturer of electronic equipment and components.)
Texas Instruments, Inc..............................46,000          868,020
     (The leading supplier of digital signal processors and analog devices.)
Integrated Device Technology*.......................60,000          690,600
     (Produces digital integrated circuits.)

                                                                  5,501,820

                  Semiconductor Capital Equipment 8.86%
Novellus Systems*...................................40,000        1,432,400
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Applied Materials*..................................40,000          780,000
     (Produces semiconductor water fabrication equipment.)
Teradyne, Inc.*.....................................24,000          394,800
     (The worlds largest producer of automated test equipment for semiconductors.)

                                                                  2,607,200
-3-
*Non-income producing security.
See accompanying notes to financial statements.
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How American Growth Fund Inc. Has Its Shareholders Money Invested


                                                                      Market
Description of Security                             Shares            Value


               Computer Software and Services Industry 3.26%
Oracle Corp.*.......................................80,000        $ 960,000
     (The worlds largest maker of database management systems.)

                      Entertainment Industry 3.15%
AOL Time Warner, Inc.*..............................60,000          925,800
     (The leading internet/media provider.)

                           Bank Industry 2.98%
Morgan (J.P.) Chase & Co............................25,000          876,250
     (Provides investment banking, asset management, private equity, consumer banking, private banking, and custody and processing services.)

                       Electronics Industry 2.94%
Symbol Technologies.................................67,500          864,675
     (A leading provider of barcode driven data management systems.)

                         Insurance Industry 2.28%
AXA ADS.............................................39,824          672,229
     (The holding company of an international group of insurance and related financial services.)

                   Precision Instrument Industry 2.07%
Agilent Technology*.................................28,032          609,135
     (A global leader in designing and manufacturing semiconductor and test solutions for optical, electricaland wireless communications systems.)

                   Wireless Networking Industry 1.09%
Network Appliance, Inc.*                            20,000          319,600
     (The leading supplier of network attached data storage and access devices, called filers.)

                        Industrial Services 1.03%
CSG Systems International, Inc.*....................20,000          301,800
     (Provides customer services and billing solutions for cable television and direct broadcast satellite providers.)


Total Common Stocks (cost $57,522,410) (93.85%)..................27,604,309

                     MONEY MARKET INSTRUMENTS 2.91%
LIR Government Money Fund (cost $854,088)...........................854,088

Total Investments, at Value (cost $58,376,498)......96.76%       28,458,397
Cash and Receivable, Less Liabilities................3.24%          953,979
Net Assets.........................................100.00%     $ 29,412,376

-4-
*Non-income producing security.
See accompanying notes to financial statements.
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Financial Statements




AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2003


ASSETS:
Investments, at market value (cost $58,376,498)
-see accompanying statement....................................$ 28,458,397
Cash................................................................846,444
Receivables:
     Shares of beneficial interest sold.............................154,555
     Dividends........................................................1,434
     Interest...........................................................501
Total assets.....................................................29,461,331


LIABILITIES:
Shares of beneficial interest redeemed...............................48,955


NET ASSETS.....................................................$ 29,412,376


COMPOSITION OF NET ASSETS:
Paid-in capital................................................$ 59,701,040
Accumulated net realized loss from investment transactions........(370,563)
Net unrealized depreciation of investments.....................(29,918,101)
Net assets.....................................................$ 29,412,376


NET ASSET VALUE PER SHARE:
Class A Shares:
     Net asset value and redemption price per share (based on net assets of $4,575,543 and 1,728,555 shares of beneficial interest
     outstanding)....................................................$ 2.65
     Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price).....................................$ 2.81
Class B Shares:
     Net asset value, redemption price and offering price per share
     (based on net assets of $4,858,802 and 1,941,258 shares of beneficial interest outstanding)...........................................$ 2.50
Class C Shares:
     Net asset value, redemption price and offering price per share (based on net assets of $2,995,427 and 1,196,906 shares of beneficial interest outstanding)...........................................$ 2.50
Class D Shares:
     Net asset value and redemption price per share (based on net assets of $16,982,604 and 6,295,049 shares of beneficial interest outstanding)....................................................$ 2.70
     Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price).....................................$ 2.86

-5-
See accompanying notes to financial statements.
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Financial Statements




AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2003


INVESTMENT INCOME:
     Interest......................................................$ 10,418
     Dividends (net of $4,747 foreign withholding tax)..............145,936

Total investment income.............................................156,354


EXPENSES:
Investment advisory fees (Note 5)...................................229,435
Administration expenses (Note 5)....................................369,821
Transfer agent, shareholder servicing and data processing fees......257,466
Custodian fees (Note 4).............................................121,324
Professional fees....................................................17,199
Registration and filing fees:
     Class A..........................................................7,319
     Class B..........................................................7,748
     Class C..........................................................4,701
     Class D.........................................................33,723
Shareholder reports...................................................9,846
Distribution and service fees:
Class A...............................................................8,380
Class B..............................................................35,086
Class C..............................................................21,176
Directors fees........................................................5,600
Other expenses.......................................................18,103
Total expenses....................................................1,146,927
Less expenses paid indirectly (Note 4)..............................(4,207)
Net expenses......................................................1,142,720


Net Investment Loss...............................................(986,366)


REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments................................(2,060,962)
Net change in unrealized depreciation on investments..............8,359,966
Net realized and unrealized gain..................................6,299,004
Net Increase in Net Assets Resulting From Operations............$ 5,312,638

-6-
See accompanying notes to financial statements.
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Financial Statements




AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Year Ended     Year Ended
                                               July 31, 2003  July 31, 2002

OPERATIONS:
         Net investment loss.....................$ (986,366)  $ (1,226,203)
         Net realized loss.......................(2,060,962)           (11)
         Net change in unrealized depreciation... 8,359,966 (17,221,144) Net increase (decrease) in net assets
         resulting from operations.................5,312,638   (18,447,358)


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
         Dividends from net investment income:
         Class A...........................................-              -
         Class B...........................................-              -
         Class C...........................................-              -
         Class D...........................................-              -
         Distributions from net realized gain:
         Class A...........................................-       (40,503)
         Class B...........................................-       (46,897)
         Class C...........................................-       (22,812)
         Class D...........................................-      (297,228)


BENEFICIAL INTEREST TRANSACTIONS:
         Net increase (decrease) in net assets resulting from beneficial interest transactions (Note 2):
         Class A...................................1,101,608      1,167,932
         Class B...................................1,021,634      1,383,089
         Class C.....................................687,839      1,498,617
         Class D.................................(1,372,358)    (2,240,515)


NET ASSETS:
         Total increase (decrease).................6,751,361   (17,045,675)
         Beginning of period......................22,661,015     39,706,690
         End of period..........................$ 29,412,376   $ 22,661,015

-7-
See accompanying notes to financial statements.
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Financial Highlights




                                                     Class A
                                                     Year Ended July 31,

                                           2003   2002   2001   2000   1999
Per Share Operating Data:
Net Asset Value,
Beginning of Period.......................$2.15  $3.97  $8.88  $9.57  $9.49

Income (loss) from investment operations:
Net investment income (loss)4............(0.01) (0.11) (0.10) (0.10) (0.05)
Net realized and unrealized gain (loss)... 0.51 (1.67) (3.46) 0.01 0.21 Total income (loss) from investment
operations.................................0.50 (1.78) (3.56) (0.09)   0.16
Dividends and distributions to shareholders:
Dividends from net investment income..........-      -      -      -(0.04)5
Book return of capital........................-      -      -      - (0.04)
Distributions from net realized gain..........- (0.04) (1.35) (0.60)      -
Total dividends and distributions to
shareholders..................................- (0.04) (1.35) (0.60) (0.08)

Net Asset Value, End of Period............$2.65  $2.15  $3.97  $8.88  $9.57

Total Return at Net Asset Value1..........23.3%(45.2)%(43.5)% (1.6)%   2.0%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$4,576 $2,716 $3,625 $5,622 $8,635

Ratio to average net assets:
Net investment income (loss)............(4.05)%(3.85)%(2.80)%(0.97)%  0.00%
Expenses2................................ 4.71%  4.37%  3.09%  2.28%  1.98%
Portfolio Turnover Rate3...................0.0%   0.0%   0.0% 106.7% 109.3%


                                                     Class B
                                                     Year Ended July 31,

                                           2003   2002   2001   2000   1999
Per Share Operating Data:
Net Asset Value,
Beginning of Period.......................$2.05  $3.83  $8.70  $9.45  $9.37

Income (loss) from investment operations:
Net investment income (loss)4............(0.01) (0.12) (0.13) (0.19) (0.13)
Net realized and unrealized gain (loss)....0.46 (1.62) (3.39)   0.04   0.22
Total income (loss) from investment
operations.................................0.45 (1.74) (3.52) (0.15)   0.09

Dividends and distributions to shareholders:
Dividends from net investment income..........-      -      -      -(0.01)5
Book return of capital........................-      -      -      -     -6
Distributions from net realized gain..........- (0.04) (1.35) (0.60)      -
Total dividends and distributions to
shareholders..................................- (0.04) (1.35) (0.60) (0.01)

Net Asset Value, End of Period............$2.50  $2.05  $3.83  $8.70  $9.45

Total Return at Net Asset Value1..........22.0%(45.8)%(44.0)% (2.3)%   0.9%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$4,859 $3,019 $3,874 $7,027$11,265

Ratio to average net assets:
Net investment income (loss)............(4.78)%(4.60)%(3.57)%(1.73)%(0.01)%
Expenses2.................................5.45%  5.12%  3.86%  3.05%  2.73%
Portfolio Turnover Rate3...................0.0%   0.0%   0.0% 106.7% 109.3%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-ter securities) for the year ended July 31, 2003, aggregated $0 and $159,650, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. Less than $0.005 per share.

-8-
See accompanying notes to financial statements.
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Financial Highlights




                                                     Class C
                                                     Year Ended July 31,

                                           2003   2002   2001   2000   1999
Per Share Operating Data:
Net Asset Value,
Beginning of Period.......................$2.05  $3.83  $8.68  $9.44  $9.37

Income (loss) from investment operations:
Net investment income (loss)4............(0.03) (0.10) (0.04) (0.19) (0.14)
Net realized and unrealized gain (loss)....0.48 (1.64) (3.46)   0.03   0.23
Total income (loss) from investment
operations.................................0.45 (1.74) (3.50) (0.16)   0.09

Dividends and distributions to shareholders:
Dividends from net investment income..........-      -      -      -(0.01)5
Book return of capital........................-      -      -      - (0.01)
Distributions from net realized gain..........- (0.04) (1.35) (0.60)      -
Total dividends and distributions to
shareholders..................................- (0.04) (1.35) (0.60) (0.02)

Net Asset Value, End of Period............$2.50  $2.05  $3.83  $8.68  $9.44

Total Return at Net Asset Value1..........22.0%(45.8)%(43.8)% (2.4)%   0.9%
Ratios/Supplemental Data:
Net assets, end of period (in thousands).$2,995 $1,823 $1,542 $1,902 $3,131

Ratio to average net assets:
Net investment income (loss)............(4.78)%(4.56)%(3.55)%(1.72)%(0.01)%
Expenses2.................................5.46%  5.09%  3.84%  3.04%  2.75%
Portfolio Turnover Rate3...................0.0%   0.0%   0.0% 106.7% 109.3%


                                                     Class D
                                                     Year Ended July 31,

                                           2003   2002   2001   2000   1999
Per Share Operating Data:
Net Asset Value,
Beginning of Period.......................$2.19  $4.02  $8.94  $9.61  $9.53

Income (loss) from investment operations:
Net investment income (loss)4............(0.13) (0.12) (0.13) (0.08)   0.01
Net realized and unrealized gain (loss)....0.64 (1.67) (3.44)   0.01   0.17
Total income (loss) from investment
operations.................................0.51 (1.79) (3.57) (0.07)   0.18

Dividends and distributions to shareholders:
Dividends from net investment income..........-      -      -      -(0.05)5
Book return of capital........................-      -      -      - (0.05)
Distributions from net realized gain..........- (0.04) (1.35) (0.60)      -
Total dividends and distributions to
shareholders..................................- (0.04) (1.35) (0.60) (0.10)

Net Asset Value, End of Period............$2.70  $2.19  $4.02  $8.94  $9.61

Total Return at Net Asset Value1..........23.3%(44.9)%(43.3)% (1.5)%   1.9%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)$16,983$15,103$30,666$61,817$74,111

Ratio to average net assets:
Net investment income (loss)............(3.90)%(3.65)%(2.55)%(0.74)%  0.14%
Expenses2.................................4.58%  4.16%  2.84%  2.01%  1.72%
Portfolio Turnover Rate3...................0.0%   0.0%   0.0% 106.7% 109.3%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2003, aggregated $0 and $159,650, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

-9-
See accompanying notes to financial statements.
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Notes to Financial Statement



1.  Summary of Significant Accounting Policies
    American Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Funds primary investment objective is to seek capital appreciation. The Funds investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to March 1, 1996. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

    Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

    Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

    Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

    Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
                                         Year Ended              Year Ended
                                      July 31, 2003           July 31, 2002

                                 Shares      Amount      Shares      Amount

Class A:
Sold                          1,149,619  $2,578,696   1,003,628  $3,199,307
Dividends and distributions
reinvested                            -           -      11,599      38,053
Redeemed                      (683,993) (1,477,088)   (664,483) (2,069,428)
Net increase (decrease)         465,626  $1,101,608     350,744  $1,167,932


Class B:
Sold                            826,159  $1,761,666     885,848  $2,646,962
Dividends and distributions
reinvested                            -           -      13,370      42,922
Redeemed                      (357,261)   (740,032)   (438,288) (1,306,795)
Net increase (decrease)         468,898  $1,021,634     460,930  $1,383,089


Class C:
Sold                            686,239  $1,456,837     872,304  $2,622,031
Dividends and distributions
reinvested                            -           -       5,192      16,661
Redeemed                      (376,450)   (768,998)   (392,862) (1,140,075)
Net increase (decrease)         309,789    $687,839     484,634  $1,498,617


Class D:
Sold                             57,286    $124,269      73,545    $227,413
Dividends and distributions
reinvested                            -           -      82,309     279,026
Redeemed                      (666,644) (1,496,627)   (874,224) (2,746,954)
Net increase (decrease)       (609,358)$(1,372,358)   (718,370)$(2,240,515)

-10-
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Notes to Financial Statement



3.  Unrealized Gains and Losses on Investments
    The identified tax cost basis of investments at July 31, 2003 was $58,747,061. Net unrealized depreciation on investments of $30,288,664, based on identified tax cost as of July 31, 2003, was comprised of gross appreciation of $3,120,843 and gross depreciation of $33,409,507.

4.  Fund Expenses Paid Indirectly
    For the year ended July 31, 2003, fees for custodian services totaling $4,207, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees
    Under the investment advisory contract with Investment Research Corporation (IRC), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Funds average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

    Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

    For the year ended July 31, 2003 commissions and sales charges paid by investors on the purchase of Fund shares totaled $62,776 of which $54,375 was retained by American Growth Fund Sponsors, Inc. (Sponsors), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Funds Class B and C shares totaled $83,496. For the year ended July 31, 2003, Sponsors received contingent deferred sales charges of $41,391 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

    The Fund paid $3,500 to Sponsors for brokerage commission on securities transactions.

    Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 2003 the Fund paid directors fees and expenses of $5,600.

    For the year ended July 31, 2003, under an agreement with IRC, the Fund was charged $253,596 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $63,797 by an affiliated company of IRC for the rental of office space.

6.  Federal Income Tax Matters
    Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

    At July 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $2,060,962, expiring in 2011.

    The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital. During the year ended July 31, 2003, the following reclassification was made among the components of net assets:

               Undistributed        Undistributed
                     Paid-in       Net Investment          Net Realized
                     Capital        Income (loss)          Gains (loss)
                $(5,780,821)           $3,653,107            $2,127,714

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INDEPENDENT AUDITORS REPORT

To the Board of Directors and Shareholders of American Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc. (the Fund), including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended July 31, 2000 were audited by other auditors whose report dated September 1, 2000 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





Fortner, Bayens, Levkulich and Co., P.C.
Denver, Colorado
August 21, 2003



TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: Fortner, Bayens, Levkulich and Co. P.C., Denver
Place Plaza Tower, 1099 18th Street, Suite 2900, Denver, CO 80202-1909 LEGAL COUNSEL: Jones & Keller, World Trade Center, 1625 Broadway, 16th Floor, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202



OFFICERS AND DIRECTORS
Robert Brody         President and Director
David J. Schultz     Treasurer
Michael J. Baum      Director
Eddie R. Bush        Director
Harold Rosen         Director


INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody         President, Treasurer, and Director
David J. Schultz     Executive Vice President and Director

9/2003

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